EQUITY - Stated share capital (Details) - ZAR (R) R / shares in Units, R in Millions				12 Months Ended
		Sep. 02, 2026	Aug. 27, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Issued Share Capital [Abstract]
Shares issued (in shares)				2,808,988	0	0
Treasury shares disposed	[1]			R 0.0	R 0.0	R 0.0
Major ordinary share transactions
Disclosure Of Issued Share Capital [Abstract]
Shares issued (in shares)		868,756,525
Major ordinary share transactions | Deferred Share Plan (DSP)
Disclosure Of Issued Share Capital [Abstract]
Shares issued (in shares)		1,358,826
Ordinary shares
Disclosure Of Authorised Share Capital [Abstract]
Authorised share capital (in shares)				1,500,000,000	1,500,000,000	1,500,000,000
Disclosure Of Issued Share Capital [Abstract]
Number of shares issued at the beginning (in shares)				864,588,711	864,588,711	864,588,711
Number of shares issued at the end (in shares)				867,397,699	864,588,711	864,588,711
Ordinary shares | Deferred Share Plan (DSP)
Disclosure Of Issued Share Capital [Abstract]
Shares issued (in shares)			1,726,955
Ordinary shares | ELTI Scheme
Disclosure Of Issued Share Capital [Abstract]
Shares issued (in shares)			1,082,033
Preference shares
Disclosure Of Authorised Share Capital [Abstract]
Authorised share capital (in shares)				5,000,000	5,000,000	5,000,000
Value per share (in ZAR cents per share)				R 10
Disclosure Of Issued Share Capital [Abstract]
Value per share (in ZAR cents per share)				R 10
Treasury shares
Disclosure Of Issued Share Capital [Abstract]
Number of shares issued at the beginning (in shares)				2,153,302	3,090,081
Number of shares issued at the end (in shares)				0	2,153,302	3,090,081

[1]	[1]Treasury shares disposed of for the vesting of the equity-settled share-based payment.